UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6-30-2005
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey Casdin             New York, New York          8/15/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:       $522,192
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                         FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    18968  2210700   SH         SOLE         2210700    0        0
-----------------------------------------------------------------------------------------------------------
AMEDISYS INC          COMMON    023436108    10199   277300   SH         SOLE          277300    0        0
-----------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE      COMMON    037933108    14497   418500   SH         SOLE          418500    0        0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     1890   300000   SH         SOLE          300000    0        0
-----------------------------------------------------------------------------------------------------------
BARD C R INC          COMMON    067383109    12211   183600   SH         SOLE          183600    0        0
-----------------------------------------------------------------------------------------------------------
BARRIER THERAPEUTICS  COMMON    06850R108     3978   501650   SH         SOLE          501650    0        0
 INC
-----------------------------------------------------------------------------------------------------------
BAUSCH & LOMB INC     COMMON    071707103    20584   248000   SH         SOLE          248000    0        0
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC   COMMON    075811109     6827   107400   SH         SOLE          107400    0        0
-----------------------------------------------------------------------------------------------------------
BIOSITE INC           COMMON    090945106     7035   127924   SH         SOLE          127924    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    12251  2383372   SH         SOLE         2383372    0        0
-----------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667954      128     1500   PUT        SOLE               0    0     1500
-----------------------------------------------------------------------------------------------------------
CYBERONICS INC        COMMON    23251P102    10375   239100   SH         SOLE          239100    0        0
-----------------------------------------------------------------------------------------------------------
CYTOGEN INC           COMMON    232824300     8462  1617903   SH         SOLE         1617903    0        0
-----------------------------------------------------------------------------------------------------------
D & K                 COMMON    232861104     1313   155700   SH         SOLE          155700    0        0
 HEALTHCARE RES INC
-----------------------------------------------------------------------------------------------------------
DAVITA INC            COMMON    23918K108    23522   517200   SH         SOLE          517200    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    25886  2783400   SH         SOLE         2783400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENESIS HEALTHCARE    COMMON    37184D101    12509   270300   SH         SOLE          270300    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104    17150   285400   SH         SOLE          285400    0        0
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917954      492     2854   PUT        SOLE               0    0     2854
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    16208   368441   SH         SOLE          368441    0        0
-----------------------------------------------------------------------------------------------------------
HCA INC               COMMON    404119109    15131   267000   SH         SOLE          267000    0        0
-----------------------------------------------------------------------------------------------------------
HEALTH NET INC        COMMON    42222G108    15630   409600   SH         SOLE          409600    0        0
-----------------------------------------------------------------------------------------------------------
HUMANA INC            COMMON    444859102     8691   218700   SH         SOLE          218700    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    32478  1077574   SH         SOLE         1077574    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     3512   290942   SH         SOLE          290942    0        0
-----------------------------------------------------------------------------------------------------------
IRIS INTL INC         COMMON    46270W105     2405   135139   SH         SOLE          135139    0        0
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS  COMMON    45031X204    11079  1331630   SH         SOLE         1331630    0        0
 INC
-----------------------------------------------------------------------------------------------------------
LHC GROUP INC         COMMON    50187A107     4727   260000   SH         SOLE          260000    0        0
-----------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS   COMMON    53219L109     8897   176000   SH         SOLE          176000    0        0
 INC
-----------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW    COMMON    564055101     5769   145200   SH         SOLE          145200    0        0
-----------------------------------------------------------------------------------------------------------
MEDTRONIC INC         COMMON    585055106    13553   261700   SH         SOLE          261700    0        0
-----------------------------------------------------------------------------------------------------------
MEMORY                COMMON    58606R403     1665   900000   SH         SOLE          900000    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------
MERCK & CO            COMMON    589331107    13829   449000   SH         SOLE          449000    0        0
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M301    19850  2567889   SH         SOLE         2567889    0        0
-----------------------------------------------------------------------------------------------------------
OMNICARE INC          COMMON    681904108    12394   292100   SH         SOLE          292100    0        0
-----------------------------------------------------------------------------------------------------------
OPTION CARE INC       COMMON    683948103     6703   475400   SH         SOLE          475400    0        0
-----------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH     COMMON    695112102    24986   349700   SH         SOLE          349700    0        0
 SYS DEL
-----------------------------------------------------------------------------------------------------------
PHARMION CORP         COMMON    71715B409     6636   285906   SH         SOLE          285906    0        0
-----------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC        COMMON    719358103     3654  1609706   SH         SOLE         1609706    0        0
-----------------------------------------------------------------------------------------------------------
PRIORITY HEALTHCARE   COMMON    74264T102    12614   497400   SH         SOLE          497400    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC   COMMON    89579K109    22861   418400   SH         SOLE          418400    0        0
-----------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP    COMMON    91324P102     1945    37300   SH         SOLE           37300    0        0
 INC
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS   COMMON    913903100    13269   213400   SH         SOLE          213400    0        0
 INC
-----------------------------------------------------------------------------------------------------------
VICURON               COMMON    926471103    10515   376898   SH         SOLE          376898    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
WELLPOINT INC         COMMON    94973V107     3482    50000   SH         SOLE           50000    0        0
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    21432  1217700   SH         SOLE         1217700    0        0
-----------------------------------------------------------------------------------------------------------
